Property, Plant And Equipment	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Property, Plant And Equipment
16.	PROPERTY, PLANT AND EQUIPMENT

	Useful life range (in years)	2019	Company acquisition	Additions	Write-offs	impairment	Transfers	Exchange rate variation	2020
Cost:
Vehicles	2 to 5	45,578	25,789	14,594	(17,274)	-	1,184	9,356	79,227
Templates	3	192,556	-	1,243	(19,713)	-	5,650	8,116	187,852
Tools and accessories	3 to20	11,974	52,410	11,625	(1,743)	-	5,888	5,524	85,678
Facilities	3 to 60	309,772	1,431	81	(3,599)	-	8,791	(23,005)	293,471
Machinery and accessories	3 to 15	866,451	740,328	20,098	(5,134)	-	58,649	139,301	1,819,693
Leasehold improvements	2 to 20	615,103	58,548	34,324	(8,761)	-	51,588	213,155	963,957
Buildings	14 to 60	386,957	1,203,081	12,275	-	(115)	48,551	248,427	1,899,176
Furniture and fixture	2 to 25	397,727	32,566	32,530	(6,300)	(26)	11,239	98,812	566,548
Land	-	35,157	570,572	57	-	-	4,252	51,575	661,613
IT equipment	3 to 15	297,228	112,369	27,254	(10,652)	-	36,554	81,019	543,772
Other assets	-	-	36,423	-	-	-	-	264	36,687
Projects in progress	-	156,011	78,965	440,170	(592)	-	(305,305)	39,136	408,385
Total cost		3,314,514	2,912,482	594,251	(73,768)	(141)	(72,959)	871,680	7,546,059

Accumulated depreciation
Vehicles		(16,924)	-	(24,150)	10,081	-	(2,093)	44	(33,042)
Templates		(175,938)	-	(10,092)	19,684	-	-	(190)	(166,536)
Tools and accessories		(3,255)	-	(42,932)	-	-	10	7,018	(39,159)
Facilities		(167,362)	-	(19,933)	285	-	1,044	9,240	(176,726)
Machinery and accessories		(416,736)	-	(193,657)	2,759	-	(1,202)	30,074	(578,762)
Leasehold improvements		(267,371)	-	(130,631)	7,124	(4,900)	(4,107)	(80,669)	(480,554)
Buildings		(101,785)	-	(88,593)	-	-	-	10,649	(179,729)
Furniture and fixture		(193,973)	-	(81,287)	4,744	(284)	4,093	(51,904)	(318,611)
IT equipment		(197,281)	-	(96,768)	8,591	(36)	-	(26,362)	(311,856)
Other assets		-	-	(25,078)	-	-	-	(949)	(26,027)
Total accumulated depreciation		(1,540,625)	-	(713,121)	53,268	(5,220)	(2,255)	(103,049)	(2,311,002)
Net total		1,773,889	2,912,482	(118,870)	(20,500)	(5,361)	(75,214)	768,631	5,235,057

	Useful life range (in years)	2018	Additions	Write-offs	impairment	Transfers	Other changes including exchange rate variation	2019
Cost
Vehicles	2 to 5	78,072	12,463	(41,883)	-	99	(3,173)	45,578
Templates	3	203,814	1,499	(23,823)	-	10,874	192	192,556
Tools and accessories	3 to 20	8,161	314	(445)	-	3,910	34	11,974
Facilities	3 to 60	310,282	49	-	-	(1,534)	975	309,772
Machinery and accessories	3 to 15	819,919	9,563	(1,259)	-	54,336	(16,108)	866,451
Leasehold improvements	2 to 20	577,217	46,869	(23,243)	(1,958)	20,645	(4,427)	615,103
Buildings	14 to 60	940,002	2,245	-	(887)	(555,221)	818	386,957
Furniture and fixture	2 to 25	362,817	40,118	(3,031)	(3,514)	16,978	(15,641)	397,727
Land	-	30,525	-	-	-	4,653	(21)	35,157
IT equipment	3 to 15	263,524	21,976	(3,902)	-	18,483	(2,853)	297,228
Projects in progress	-	103,463	204,107	(2,247)	-	(146,598)	(2,714)	156,011
Total cost		3,697,796	339,203	(99,833)	(6,359)	(573,375)	(42,918)	3,314,514

Accumulated depreciation
Vehicles		(31,784)	(15,832)	27,478	-	(7)	3,221	(16,924)
Templates		(191,501)	(8,314)	23,739	-	148	(10)	(175,938)
Tools and accessories		(2,954)	(687)	410	-	-	(24)	(3,255)
Facilities		(147,309)	(20,703)	-	-	1,234	(584)	(167,362)
Machinery and accessories		(379,050)	(56,617)	657	-	-	18,274	(416,736)
Leasehold improvements		(217,167)	(90,281)	19,089	-	5,292	15,696	(267,371)
Buildings		(191,422)	(7,315)	-	-	96,558	394	(101,785)
Furniture and fixture		(138,078)	(78,988)	2,734	-	(184)	20,543	(193,973)
IT equipment		(161,817)	(44,606)	3,443	-	(936)	6,635	(197,281)
Total accrued depreciation		(1,461,082)	(323,343)	77,550	-	102,105	64,145	(1,540,625)
Net total		2,236,714	15,860	(22,283)	(6,359)	(471,270)	21,227	1,773,889